General and Administrative Expenses (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Regulatory, Tax & Insurance [Abstract]
thereof: bank levy	€ 11	€ 21	€ 675	€ 561
Other expenses [Abstract]
thereof: litigation related net expenses			€ 35
thereof: litigation related net credit	€ 31	€ 26		€ 57